SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 12, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from rights offering	$ 600
Shares issued during period, issued for cash	2,064,688
Classification of warrants to equity		860
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs related to non-vested share-based compensation		963
Unrecognized compensation cost, period for recognition		3 years
Total intrinsic value of options exercised during the period		1,147	39	24
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		100.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.		110.00%
Number of ordinary shares reserved for issuance in stock option plans		2,450,625
Options available for future grants		328,097
Non Qualified Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		75.00%
Certain Holders Of Warrants [Member]
Number of ordinary shares called by warrants		94,800
Plenus [Member]
Number of ordinary shares called by warrants		220,698
Rights Offering [Member]
Number of ordinary shares called by warrants	1,032,344
Exercise price	$ 0.48
Debt conversion, principal amount converted	$ 393
Secondary Contingent Issuance [Member]
Number of ordinary shares called by warrants	214,162
Exercise price	$ 0.48
Warrant [Member]
Number of ordinary shares called by warrants	107,079
Exercise price	$ 0.48